Intangible Assets - Changes in Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	¥ 633,022	¥ 596,570
Additions	264,165	204,314
Acquisition of subsidiaries and businesses	7,678
Disposals	(5,846)	(5,237)
Amortization	(183,133)	(167,921)
Impairment losses	(9,648)	(9,368)	¥ (55,816)
Exchange differences	8,145	4,396
Others	6,601	10,268
Carrying amount ending balance	720,984	633,022	596,570
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	1,695,121	1,664,827
Carrying amount ending balance	1,955,253	1,695,121	1,664,827
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(1,062,099)	(1,068,257)
Carrying amount ending balance	(1,234,269)	(1,062,099)	(1,068,257)
Software [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	351,934	315,875
Additions	155,209	124,596
Disposals	(1,091)	(819)
Amortization	(96,503)	(90,292)
Impairment losses	(2)	(17)
Exchange differences	1,150	471
Others	(46)	2,120
Carrying amount ending balance	410,651	351,934	315,875
Software [member] | Internally generated [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	859,742	841,775
Carrying amount ending balance	967,957	859,742	841,775
Software [member] | Internally generated [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(507,808)	(525,900)
Carrying amount ending balance	(557,306)	(507,808)	(525,900)
Software [member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	169,611	144,594
Additions	79,349	64,552
Acquisition of subsidiaries and businesses	3,584
Disposals	(3,522)	(1,389)
Amortization	(59,194)	(52,411)
Impairment losses	(928)	(6,162)
Exchange differences	3,773	1,752
Others	19,943	18,675
Carrying amount ending balance	212,616	169,611	144,594
Software [member] | Purchased [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	511,135	467,821
Carrying amount ending balance	659,496	511,135	467,821
Software [member] | Purchased [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(341,524)	(323,227)
Carrying amount ending balance	(446,880)	(341,524)	(323,227)
Contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	45,396	60,259
Amortization	(12,339)	(13,006)
Impairment losses		(2,524)
Exchange differences	1,290	667
Carrying amount ending balance	34,347	45,396	60,259
Contractual customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	181,499	188,183
Carrying amount ending balance	177,361	181,499	188,183
Contractual customer relationships [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(136,103)	(127,924)
Carrying amount ending balance	(143,014)	(136,103)	(127,924)
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	8,783	8,987
Amortization	(653)	(621)
Impairment losses	(8,718)
Exchange differences	588	417
Carrying amount ending balance		8,783	8,987
Trademarks [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	52,903	56,693
Carrying amount ending balance	41,828	52,903	56,693
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(44,120)	(47,706)
Carrying amount ending balance	(41,828)	(44,120)	(47,706)
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	57,298	66,855
Additions	29,607	15,166
Acquisition of subsidiaries and businesses	4,094
Disposals	(1,233)	(3,029)
Amortization	(14,444)	(11,591)
Impairment losses		(665)
Exchange differences	1,344	1,089
Others	(13,296)	(10,527)
Carrying amount ending balance	63,370	57,298	66,855
Other intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	89,842	110,355
Carrying amount ending balance	108,611	89,842	110,355
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(32,544)	(43,500)
Carrying amount ending balance	¥ (45,241)	¥ (32,544)	¥ (43,500)